Subsequent Events (Details)	12 Months Ended
	Dec. 31, 2017 share ILS_PerShare ₪ / shares shares	Dec. 31, 2016 shares
Subsequent Events (Textual)
Number of shares authorized	500,000,000	500,000,000
Par value per share | ₪ / shares	₪ 0.03
January 14, 2018 [member]
Subsequent Events (Textual)
Foregoing options exercised at price per option | ILS_PerShare	0.58
Major ordinary share transactions [Member] | January 14, 2018 [member]
Subsequent Events (Textual)
Number of instruments granted in share-based payment arrangement | share	3,750,000
Description of maximum term of options granted for share-based payment arrangement	A shareholder's meeting, the Company's shareholders approved (i) the grant of 3,750,000 options to purchase 3,750,000 ordinary shares to Yehiel Tal, the chief executive officer, (ii) the grant of 650,000 options to purchase 650,000 ordinary shares to Adi Goldin, a director and former chairman, (iii) the grant to each of the directors, Abraham Havron, David Tsur and Scott Burell, of 500,000 options to purchase 500,000 ordinary shares, (iv) the grant to each of Gili Hart, external director, and Elan Penn, external director, of 500,000 options to purchase 500,000 ordinary shares, and (v) the annual and attendance compensation to David Tsur, in accordance with the fixed amounts in accordance with the Companies Law.
Major ordinary share transactions [Member] | March 20, 2018 [Member]
Subsequent Events (Textual)
Additional ordinary shares	1,060,000
Major ordinary share transactions [Member] | Bottom of range [member] | March 1, 2018 [member]
Subsequent Events (Textual)
Number of shares authorized	250,000,000
Major ordinary share transactions [Member] | Top of range [member] | March 1, 2018 [member]
Subsequent Events (Textual)
Number of shares authorized	750,000,000
Par value per share | ₪ / shares	₪ 0.03
Major business combination [Member] | January 18, 2018 [member]
Subsequent Events (Textual)
Description of assets, liabilities, equity interests or items of consideration for which initial accounting is incomplete	The Company signed a Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 4,344,340 ordinary shares for an aggregate of NIS 2.2 million to the following three investors as follows: (i) Alpha entered into a Security Purchase Agreement for the purchase of 1,275,340 ordinary shares for NIS 638 thousands; (ii) Ami Sagi entered into a Security Purchase Agreement for the purchase of 2,046,000 ordinary shares for NIS 1 million; and (iii) Docor International BV entered into a Security Purchase Agreement for the purchase of 1,023,000 ordinary shares for NIS 511 thousand. Closing occurred on January 25, 2018.